CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

		As of December 31,
	Note	2012	2013
		RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents		164,024	117,626	19,431
Restricted cash	12	—	60,000	9,911
Prepaid expenses and other current assets		2,673	9,477	1,568
Available-for-sale investments	11	—	24,636	4,070

Total current assets		166,697	211,739	34,980

Non-current assets:
Property and equipment, net		11,466	8,359	1,381
Long term investments	10	9,033	13,847	2,287
Available-for-sale investments	11	82,292	—	—
Investments in subsidiaries		393,371	423,804	70,008

Total non-current assets		496,162	446,010	73,676

TOTAL ASSETS		662,859	657,749	108,656

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other payables		970	4,616	763

Total current liabilities		970	4,616	763

Total liabilities		970	4,616	763

		As of December 31,
	Note	2012	2013
		RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY: (CONTINUED)
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 374,464,476 shares issued and outstanding as of December 31, 2012 and 2013, respectively)		275	282	47
Additional paid-in capital		1,220,198	1,247,730	206,110
Treasury stock		(73,101)	(73,101)	(12,075)
Statutory reserves		1,326	1,326	219
Accumulated deficit		(490,032)	(524,261)	(86,601)
Accumulated other comprehensive income	16	3,223	1,157	193

Total shareholders’ equity		661,889	653,133	107,893

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		662,859	657,749	108,656

Schedule of condensed statements of comprehensive income (loss)

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

		For the years ended December 31,
	Note	2011	2012	2013
		RMB	RMB	RMB	US$

General and administrative expenses		(13,555)	(9,210)	(14,072)	(2,325)
Impairment of an available-for-sale investment	11(b)	—	—	(1,217)	(201)
Post-acquisition settlement consideration	4(a)	(7,158)	—	—	—

Operating loss		(20,713)	(9,210)	(15,289)	(2,526)

Interest income		47	657	1,075	178
Other income		—	680	6	1
Foreign exchange loss		(6,967)	(2,437)	(6,608)	(1,092)
Equity in income of subsidiaries		16,119	(6,681)	(13,413)	(2,215)

Loss from continuing operations before income taxes		(11,514)	(16,991)	(34,229)	(5,654)

Net loss from continuing operations		(11,514)	(16,991)	(34,229)	(5,654)
Income from discontinued operations	22	31,977	—	—	—

Net income/ (loss)		20,463	(16,991)	(34,229)	(5,654)

Foreign currency translation		773	29	(1,975)	(326)
Unrealized gain from available-for-sale investments		90	1,594	1,821	301
Amounts reclassified from accumulated other comprehensive income	11	—	(224)	(1,912)	(316)
Total other comprehensive income, net of tax		863	1,399	(2,066)	(341)
Comprehensive income/ (loss)		21,326	(15,592)	(36,295)	(5,995)

Schedule of condensed statements of cash flows

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash used in operating activities	(63,412)	(108,007)	(40,370)	(6,669)

Cash flows from investing activities:
Purchases of property and equipment	(7,779)	(5,716)	—	—
Deconsolidation of a consolidated VIE	(2,204)	—	—	—
Cash paid pursuant to post-acquisition settlement consideration agreement	(4,286)	—	—	—
Cash paid for available-for-sale investments	(99,190)	—	—	—
Cash paid for available-for-sale investment on behalf of a subsidiary	—	—	(12,240)	(2,022)
Cash paid for long term investment (Note 10)	(6,033)	(3,000)	(4,815)	(795)
Cash received from sale of available-for-sale investments (Note 11)	—	18,582	57,260	9,459
Net cash used in investing activities	(119,492)	9,866	40,205	6,642
Cash flows from financing activities:
Proceeds from employee share options exercised	4,019	3,351	15,683	2,591
Cash guaranteed as restricted cash	—	—	(60,000)	(9,911)
Payment for repurchase of ordinary shares	(63,631)	(9,463)	—	—
Payment of dividend	—	(130)	—	—
Net cash used in financing activities	(59,612)	(6,242)	(44,317)	(7,320)
Net decrease in cash and cash equivalents	(242,516)	(104,383)	(44,482)	(7,347)
Cash and cash equivalents at beginning of the year	519,221	269,859	164,024	27,095
Effect of foreign exchange rate changes on cash	(6,846)	(1,452)	(1,916)	(317)
Cash and cash equivalents at end of the year	269,859	164,024	117,626	19,431

(a)  Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIEs. The Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Equity in income of subsidiaries” on the statements of comprehensive income (loss). The PRC subsidiary and VIEs have restrictions on their ability to pay dividends to the Company under PRC laws and regulations (Note 21). The subsidiaries and VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)  Commitments

The Company does not have a significant commitments or long-term obligations as of any of the periods presented.